THE HENLOPEN FUND

                            (THE HENLOPEN FUND LOGO)

                                QUARTERLY REPORT
                               SEPTEMBER 30, 1998

To My Fellow Shareholders:

The climate for equity investing changed dramatically in the September quarter with storm clouds gathering on all fronts: economic, financial and political. While bouts of uncertainty can arise at any time, the current reaction seems to have been exacerbated by the existence of historically high valuation levels and the fact that it has been such a long time since the market has undergone even a 10% correction. The damage that has been done to both prices and confidence is evident in market statistics. Since the recent highs, the average price change of stocks listed on the New York Stock Exchange is -36%, while on the NASDAQ the average price decline is -47%. The fact that the still favored, large-capitalization companies on both exchanges sport price-earnings ratios well in excess of their growth rates probably means that the correction has yet to run its course.

Our strategy of investing in market leading growth companies has not left us immune to the negative forces currently in place. For the quarter, the Fund is -20.0% and for the year -14.9%, while annualized returns for 3 years, 5 years and since inception (December 2, 1992) are +10.3%, +14.0%, and +16.1%, respectively. The recent volatility is unsettling yet not completely unfamiliar to experienced market participants.

Much of the current uncertainty and risk has been related to financial excess, both domestically and globally. Barron's recently reported that of the total of $365 billion of commercial loans made in this country last year, $125 billion was extended to finance securities dealings. Global liquidity has been strained by banking and currency problems in the Far East and Latin America while hedge-fund misadventures have uncovered other types of "irrational exuberance" in the system. While the Fund is not heavily exposed to financial stocks, the sector's far-reaching shakeout has left few industries unscathed. Though the discontinuity between relatively sound economic underpinnings and financial excess seems to be in the process of resolution, we cannot preclude further surprises.

As we move into the fall quarter, market volatility is likely to remain high. We have noted in the past (June 1995 Annual Report) how the Federal Reserve tends to be reactive rather than proactive in setting interest rates, and it is our feeling that they will be forced into further cuts before long. It is also likely that earnings expectations will have to be reduced further as third quarter results are reported and assimilated. It is sometimes easy to be swept away by the forces of the moment, but long-term investors must, by necessity, endure periods of heightened uncertainty. The basic economy is still reasonably sound with high employment levels, low inflation, falling interest rates and good (albeit slowing) corporate profitability. While the stock market's recovery is unlikely to be either swift or universal, the stocks of many excellent companies have retreated to price levels which we feel will allow significant future price appreciation. Our ongoing goal is to invest in these growing businesses at valuations that give us the opportunity for superior long-term performance.

Sincerely yours,

/s/ Michael L. Hershey

Michael L. Hershey
President

                       MANAGED BY LANDIS ASSOCIATES, INC.

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

             The Henlopen Fund      S&P 500 Index     Lipper Growth Fund Index
             -----------------      -------------     ------------------------
12/2/92           $10,000              $10,000                $10,000
12/31/92          $10,010              $10,162                $10,204
3/31/93           $10,821              $10,604                $10,507
6/30/93           $11,562              $10,654                $10,661
9/30/93           $12,450              $10,928                $11,173
12/31/93          $12,999              $11,179                $11,426
3/31/94           $12,760              $10,758                $11,084
6/30/94           $12,126              $10,804                $10,841
9/30/94           $12,853              $11,332                $11,373
12/31/94          $12,644              $11,330                $11,246
3/31/95           $13,583              $12,430                $12,059
6/30/95           $15,494              $13,613                $13,349
9/30/95           $17,819              $14,692                $14,563
12/31/95          $17,453              $15,574                $14,918
3/31/96           $19,233              $16,409                $15,591
6/30/96           $21,442              $17,144                $16,107
9/30/96           $21,024              $17,670                $16,566
12/31/96          $21,182              $19,141                $17,627
3/31/97           $20,072              $19,658                $17,468
6/30/97           $22,519              $23,083                $20,228
9/30/97           $28,095              $24,811                $22,301
12/31/97          $25,971              $25,524                $22,450
3/31/98           $31,183              $29,084                $25,229
6/30/98           $29,902              $30,041                $25,946
9/30/98           $23,918              $27,058                $22,985

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                               THE HENLOPEN FUND

                            STATEMENT OF NET ASSETS
                         September 30, 1998 (Unaudited)

  SHARES OR
  PRINCIPAL                                      QUOTED MARKET
   AMOUNT                                        VALUE (B)<F3>
  ----------                                     -------------
COMMON STOCKS -- 87.0% (A)<F2>
            AUTO & TRUCK RELATED -- 3.4%
    6,500   General Motors Corp.                  $  355,472
   18,000   Keystone Automotive Industries, Inc.     355,500
    9,000   Lear Corp.                               393,750
                                                  ----------
                                                   1,104,722
            BASIC RESOURCES -- 4.1%
    6,000   Aluminum Co. of America                  426,000
   20,000   Barrick Gold Corp.                       400,000
   25,000   Getchell Gold Corp.                      526,575
                                                  ----------
                                                   1,352,575
            BUSINESS SERVICES -- 2.9%
   20,000   AlphaNet Solutions, Inc.                  88,760
   15,000   CKS Group, Inc.                          265,320
   70,000   TeleSpectrum Worldwide Inc.              581,910
                                                  ----------
                                                     935,990
            COMMUNICATIONS -- 2.0%
    5,000   Lucent Technologies Inc.                 345,315
   20,000   Tekelec                                  305,000
                                                  ----------
                                                     650,315
            COMPUTER SYSTEMS -- 3.2%
   15,000   Compaq Computer Corp.                    474,375
   25,000   Unisys Corp.                             568,750
                                                  ----------
                                                   1,043,125
            DISTRIBUTION -- 2.7%
   32,500   D & K Healthcare Resources, Inc.         585,000
   12,000   VWR Scientific Products Corp.            300,756
                                                  ----------
                                                     885,756
            ELECTRONICS/EQUIPMENT
              MANUFACTURING -- 2.5%
   50,000   Checkpoint Systems, Inc.                 434,400
    8,000   Gemstar International Group Ltd.         371,000
                                                  ----------
                                                     805,400
            ENERGY/SERVICES -- 9.3%
   40,000   AstroPower, Inc.                         270,000
   21,000   Core Laboratories N.V.                   362,250
    9,000   Dominion Resources, Inc.                 401,625
   12,000   Illinova Corp.                           344,256
   30,000   Montana Power Co.                      1,340,640
   50,000   Willbros Group, Inc.                     318,750
                                                  ----------
                                                   3,037,521
            FINANCIAL SERVICES -- 15.5%
   20,000   Allied Capital Corp.                     355,000
    4,000   American Express Co.                     310,500
    3,500   CCB Financial Corp.                      352,625
    7,000   First Virginia Banks, Inc.               311,066
    8,000   First Union Corp.                        409,504
   10,000   Markel Corp.                           1,525,000
   70,000   Philadelphia Consolidated
              Holding Corp.                        1,548,750
   10,000   Provident Bankshares Corp.               253,750
                                                  ----------
                                                   5,066,195
            FOOD & BEVERAGES -- 3.6%
    8,000   Albertson's, Inc.                        433,000
   55,000   Cott Corp.                               295,625
   10,000   Smithfield Foods, Inc.                   176,880
   34,000   WLR Foods, Inc.                          263,500
                                                  ----------
                                                   1,169,005
            HEALTHCARE PRODUCTS -- 9.5%
   63,000   Endosonics Corp.                         299,250
  100,000   IGEN International, Inc.               2,825,000
                                                  ----------
                                                   3,124,250
            HEALTHCARE SERVICES -- 1.7%
    5,000   Access Health, Inc.                      184,375
   13,000   HBO & Co.                                375,375
                                                  ----------
                                                     559,750
            LEISURE/ENTERTAINMENT -- 3.6%
   75,000   Steiner Leisure Ltd.                   1,171,875

            MISCELLANEOUS MANUFACTURING -- 11.1%
   42,200   AIM Safety Co., Inc.                     274,426
   55,000   Arguss Holdings, Inc.                    783,750
   30,000   Harmon Industries, Inc.                  660,000
   16,000   Hussmann International, Inc.             227,008
   35,000   Morrison Knudsen Corp.                   376,250
   15,000   MotivePower Industries, Inc.             350,625
   28,000   Quixote Corp.                            350,000
   20,000   Shaw Industries, Inc.                    325,000
   15,000   Westinghouse Air Brake Co.               296,250
                                                  ----------
                                                   3,643,309
            RESTAURANTS -- 1.0%
   19,500   Logan's Roadhouse, Inc.                  326,625

            RETAILING -- 2.6%
    9,000   Borders Group, Inc.                      200,250
   10,000   Saks Inc.                                224,380
   12,000   TJX Companies, Inc.                      213,756
   25,000   Value City Dept. Stores Inc.             220,325
                                                  ----------
                                                     858,711
            SOFTWARE & RELATED SERVICES -- 5.6%
   90,000   Alydaar Software Corp.                   635,670
   44,000   ANSYS, Inc.                              319,000
    6,000   Keane, Inc.                              210,750
   40,000   Level 8 Systems, Inc.                    330,000
   12,000   Metamor Worldwide, Inc.                  330,000
                                                  ----------
                                                   1,825,420
        TRANSPORTATION -- 2.7%
   19,200   International Shipholding Corp.          284,410
  100,000   RailAmerica, Inc.                        587,500
                                                  ----------
                                                     871,910
                                                  ----------
        Total common stocks                       28,432,454
SHORT-TERM INVESTMENTS -- 14.5% (A)<F2>
        VARIABLE RATE DEMAND NOTES
$ 202,078   American Family Financial Services       202,078
1,600,000   Firstar Bank U.S.A., N.A.              1,600,000
1,600,000   General Mills, Inc.                    1,600,000
1,360,000   Pitney Bowes Credit Corp.              1,360,000
                                                  ----------
            Total variable rate
              demand notes                         4,762,078
                                                  ----------
            Total investments                     33,194,532
            Liabilities, less cash and
              receivables (1.5%) (A)<F2>            (497,318)
                                                  ----------
            NET ASSETS                           $32,697,214
                                                  ----------
                                                  ----------
            Net Asset Value Per Share
              (No par value, unlimited
              shares authorized), offering
              and redemption price
              ($32,697,214 / 2,399,448
              shares outstanding)                     $13.63
                                                       -----
                                                       -----

(a)<F2> Percentages for the various classifications relate to net assets.

(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.

                               BOARD OF TRUSTEES
          ROBERT J. FAHEY, JR.                        MICHAEL L. HERSHEY
Director of Real Estate Investment Banking    Chairman, Landis Associates, Inc.
Cushman &Wakefield of Pennsylvania, Inc.         Kennett Square, Pennsylvania
       Philadelphia, Pennsylvania

        STEPHEN L. HERSHEY, M.D.                   P. COLEMAN TOWNSEND, JR.
               President,                       President/CEO, Townsends, Inc.
First State Orthopaedic Consultants, P.A.            Wilmington, Delaware
            Newark, Delaware
                          ----------------------------

           Investment Adviser                      Independent Accountants
        LANDIS ASSOCIATES, INC.                   PRICEWATERHOUSECOOPERS LLP

       Custodian, Transfer Agent                        Legal Counsel
         FIRSTAR TRUST COMPANY                          FOLEY & LARDNER

                               THE HENLOPEN FUND
                           LONGWOOD CORPORATE CENTER
                                   SUITE 213
                               415 MCFARLAN ROAD
                       KENNETT SQUARE, PENNSYLVANIA 19348
                                 (610-925-0400)

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.